Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 194	$ 194
Provision for credit losses
Originations	43	36
Maturities	(38)	(39)
Changes in risk, parameters and exposures	173	46
Write-offs	(98)	(50)
Recoveries	14	11
Exchange rate and other	(16)	(4)
Balance at end of period	272	194
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	70	73
Provision for credit losses
Transfers to Stage 1	35	39
Transfers to Stage 2	(20)	(14)
Transfers to Stage 3	(1)	(1)
Originations	43	36
Maturities	(17)	(18)
Changes in risk, parameters and exposures	(31)	(48)
Exchange rate and other	1	3
Balance at end of period	80	70
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	66	73
Provision for credit losses
Transfers to Stage 1	(35)	(39)
Transfers to Stage 2	20	14
Transfers to Stage 3	(10)	(10)
Maturities	(21)	(21)
Changes in risk, parameters and exposures	65	44
Exchange rate and other	1	5
Balance at end of period	86	66
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	58	48
Provision for credit losses
Transfers to Stage 3	11	11
Changes in risk, parameters and exposures	139	50
Write-offs	(98)	(50)
Recoveries	14	11
Exchange rate and other	(18)	(12)
Balance at end of period	$ 106	$ 58